PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Short-Term Investments 101.6%
Certificates of Deposit 20.5%
Adventist Health System/Sunbelt Inc.	1.670%	04/06/21	20,000	$20,084,520
Bank of America NA,
1 Month LIBOR + 0.150%	1.014(c)	07/08/20	25,000	24,984,461
1 Month LIBOR + 0.190%	1.175(c)	06/01/20	182,000	181,941,998
3 Month LIBOR + 0.080%	1.784(c)	08/14/20	15,000	14,990,852
3 Month LIBOR + 0.180%	1.921(c)	11/05/20	44,000	44,132,113
Bank of Montreal,
US Federal Funds Effective Rate + 0.340%	0.380(c)	07/27/20	37,000	36,981,891
3 Month LIBOR + 0.050%	0.937(c)	01/28/21	15,200	15,177,709
1 Month LIBOR + 0.250%	1.235(c)	08/07/20	150,000	150,042,031
3 Month LIBOR + 0.050%	1.801(c)	02/04/21	32,000	31,951,839

Bank of Montreal	1.400	01/04/21	85,000	85,506,435

Bank of Montreal	1.400	01/04/21	100,000	100,595,795
Bank of Nova Scotia,
3 Month LIBOR + 0.280%	1.475(c)	09/21/20	3,500	3,502,443
3 Month LIBOR + 0.060%	1.797(c)	05/06/20	98,000	98,003,257

BGC Financial, L.P.	1.100	10/15/20	100,000	100,283,913
BNP Paribas SA,
Secured Overnight Financing Rate + 0.200%	0.210(c)	02/10/21	120,000	118,830,059
1 Month LIBOR + 0.220%	0.707(c)	06/25/20	120,000	119,864,468
1 Month LIBOR + 0.270%	0.943(c)	08/21/20	129,000	128,655,175

Canadian Imperial Bank of Commerce, 1 Month LIBOR + 0.210%	0.961(c)	07/17/20	273,000	273,140,352
Cooperatieve Rabobank UA, 1 Month LIBOR + 0.200%	1.216(c)	08/03/20	76,000	75,915,772
Credit Agricole Corporate and Investment Bank, 3 Month LIBOR + 0.470%	1.781(c)	07/13/20	25,910	25,917,967
Credit Industriel et Commercial,
US Federal Funds Effective Rate + 0.210%	0.250(c)	02/04/21	50,000	49,797,420
US Federal Funds Effective Rate + 0.210%	0.250(c)	02/10/21	99,000	98,588,826
3 Month LIBOR + 0.050%	1.500(c)	06/30/20	100,000	99,986,400

Credit Suisse AG, Secured Overnight Financing Rate + 0.270%	0.280(c)	01/29/21	149,000	148,366,045

Credit Suisse AG	1.200	07/14/20	200,000	200,349,658

Credit Suisse AG	1.970	11/20/20	6,000	6,048,350
DNB Bank ASA,
1 Month LIBOR + 0.200%	0.825(c)	07/23/20	37,500	37,508,927
1 Month LIBOR + 0.210%	1.039(c)	08/12/20	100,000	100,009,596
Goldman Sachs Bank USA,
Secured Overnight Financing Rate + 0.280% (Cap N/A, Floor 0.000%)	0.724(c)	08/21/20	179,000	178,829,932

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Goldman Sachs Bank USA, (cont’d.)
Secured Overnight Financing Rate + 0.250% (Cap N/A, Floor 0.000%)	0.813%(c)	02/16/21	71,000	$70,720,611

Lloyds Bank Corporate Markets PLC, 3 Month LIBOR + 0.500%	1.704(c)	09/24/20	5,000	5,000,003
Mitsubishi UFJ Trust & Banking Corp., 1 Month LIBOR + 0.230%	0.855(c)	06/23/20	21,000	20,983,612
Mizuho Bank Ltd., 1 Month LIBOR + 0.210%	1.195(c)	08/07/20	5,000	4,996,321

Mizuho Bank Ltd.	1.700	05/28/20	30,000	30,031,456

Mizuho Bank Ltd.	1.730	01/22/21	11,000	11,078,815
MUFG Bank Ltd.,
3 Month LIBOR + 0.160%	1.843(c)	05/22/20	75,000	75,013,417
3 Month LIBOR + 0.160%	1.843(c)	05/26/20	100,000	100,010,966
3 Month LIBOR + 0.160%	1.856(c)	05/21/20	74,000	74,012,940
3 Month LIBOR + 0.460%	2.211(c)	02/04/21	32,000	31,822,289

MUFG Bank Ltd.	1.170	07/20/20	100,000	100,146,251

MUFG Bank Ltd.	1.450	07/15/20	190,000	190,370,791

MUFG Bank Ltd.	1.820	07/07/20	5,000	5,012,123

Natixis SA, 1 Month LIBOR + 0.300%	1.221(c)	08/10/20	142,000	141,913,256
Nordea Bank Abp, 1 Month LIBOR + 0.220%	0.845(c)	07/23/20	63,500	63,523,455
Northern Trust Co. (The)	1.080	11/16/20	115,000	115,297,824

Northern Trust Co. (The)	1.100	12/16/20	135,000	135,379,388
Royal Bank of Canada,
Secured Overnight Financing Rate + 0.190%	0.200(c)	03/19/21	100,000	99,375,041
1 Month LIBOR + 0.230%	1.059(c)	08/10/20	207,000	207,050,611
3 Month LIBOR + 0.080%	1.391(c)	07/10/20	50,000	50,002,768
1 Month LIBOR + 0.760%	1.574(c)	01/15/21	150,000	150,361,305

Royal Bank of Canada	1.700	07/01/20	175,000	175,406,173
Skandinaviska Enskilda Banken AB,
1 Month LIBOR + 0.190%	1.019(c)	05/11/20	125,000	125,033,985
1 Month LIBOR + 0.170%	1.091(c)	07/08/20	66,000	66,021,142
1 Month LIBOR + 0.120%	1.105(c)	12/07/20	11,000	10,979,219
3 Month LIBOR + 0.170%	1.279(c)	10/21/20	35,000	35,003,251
3 Month LIBOR + 0.170%	1.346(c)	10/16/20	90,000	89,695,273

Skandinaviska Enskilda Banken AB	1.050	11/16/20	185,000	185,530,967

Skandinaviska Enskilda Banken AB	1.850	07/02/20	25,000	25,069,461

Skandinaviska Enskilda Banken AB	1.910	07/23/20	30,000	30,115,247

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Sumitomo Mitsui Banking Corp.,
Secured Overnight Financing Rate + 0.190%	0.200%(c)	05/28/20	100,000	$99,993,157
1 Month LIBOR + 0.200%	0.825(c)	06/23/20	28,000	27,972,324

Sumitomo Mitsui Banking Corp.	1.150	07/14/20	145,000	145,249,907

Sumitomo Mitsui Banking Corp.	1.700	05/29/20	46,000	46,054,983
Sumitomo Mitsui Banking Ltd.,
Secured Overnight Financing Rate + 0.140%	0.150(c)	08/28/20	24,000	23,966,440
1 Month LIBOR + 0.050%	0.537(c)	06/26/20	4,900	4,900,516
3 Month LIBOR + 0.070%	1.717(c)	05/26/20	70,000	70,003,833
3 Month LIBOR + 0.070%	1.763(c)	05/19/20	122,000	122,000,102
Svenska Handelsbanken,
1 Month LIBOR + 0.180%	0.994(c)	07/15/20	46,000	45,980,494
3 Month LIBOR + 0.110%	1.573(c)	12/03/20	45,000	44,976,433

Svenska Handelsbanken	1.250	07/06/20	90,000	90,163,694
Toronto-Dominion Bank (The),
1 Month LIBOR + 0.240%	0.727(c)	07/27/20	209,000	209,061,768
3 Month LIBOR + 0.200%	1.087(c)	01/28/21	86,500	86,468,277
1 Month LIBOR + 0.190%	1.206(c)	07/06/20	4,000	4,000,511

UBS AG	1.350	01/14/21	274,000	274,467,419
US Bank NA, 1 Month LIBOR + 0.160%	0.954(c)	06/19/20	109,000	109,049,376
Wells Fargo Bank NA,
1 Month LIBOR + 0.240%	1.069(c)	08/14/20	175,000	174,781,546
3 Month LIBOR + 0.150%	1.202(c)	01/15/21	25,000	24,914,009

Westpac Banking Corp., 3 Month LIBOR + 0.030%	1.737(c)	02/12/21	70,000	69,743,547

Total Certificates of Deposit (cost $6,667,448,028)				6,668,694,501
Commercial Paper 43.8%
ABN AMRO Funding USA LLC, 144A	1.445(n)	07/08/20	40,000	39,967,417
Adventist Health System/Sunbelt Inc.	1.953(n)	05/05/20	100,000	99,989,167
Apple, Inc., 144A	1.151(n)	05/01/20	78,802	78,801,913
Bank of Nova Scotia,
144A, US Federal Funds Effective Rate + 0.340%	0.380(c)	08/07/20	100,000	99,932,940
144A, 3 Month LIBOR + 0.090%	1.940(c)	02/16/21	90,000	89,886,838
BPCE SA,
144A	1.609(n)	08/10/20	25,000	24,978,963
144A	1.612(n)	09/16/20	50,000	49,923,357

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
BPCE SA, (cont’d.)
144A	1.613%(n)	09/30/20	22,000	$21,959,328
Canadian National Railway Co.,
144A	1.627(n)	05/29/20	13,550	13,547,359
144A	1.694(n)	07/24/20	24,000	23,978,297
144A	1.724(n)	07/15/20	25,000	24,981,370
144A	1.735(n)	07/14/20	45,000	44,967,187

Cargill, Inc., 144A	1.806(n)	05/27/20	25,000	24,995,763
Carolinas HealthCare System	3.807(n)	05/06/20	16,700	16,695,117
CDP Financial, Inc.,
144A	0.552(n)	01/21/21	25,000	24,875,313
144A	0.603(n)	01/19/21	50,000	49,753,234
144A	0.653(n)	01/15/21	25,000	24,879,208
144A	0.753(n)	10/14/20	25,000	24,928,097
144A	0.805(n)	01/11/21	25,000	24,881,956
144A	0.904(n)	10/13/20	25,000	24,928,528
144A	0.904(n)	10/16/20	25,000	24,927,236
144A	1.004(n)	09/11/20	50,000	49,893,544
144A	1.014(n)	09/14/20	50,000	49,889,448
144A	1.358(n)	09/01/20	100,000	99,813,311
144A	1.627(n)	05/19/20	100,000	99,994,089
144A	1.653(n)	08/04/20	50,000	49,948,533
144A	1.715(n)	07/20/20	60,000	59,956,800
144A	1.764(n)	06/17/20	50,000	49,983,333
144A	1.776(n)	07/08/20	25,000	24,986,583
144A	1.825(n)	05/20/20	25,000	24,998,333
Chevron Corp.,
144A	1.615(n)	09/17/20	108,030	107,681,303
144A	1.615(n)	09/18/20	50,000	49,837,458
144A	1.725(n)	05/18/20	200,000	199,995,100
144A	2.055(n)	05/05/20	95,000	94,996,794
144A	2.268(n)	08/03/20	95,000	94,808,720
Citigroup Global Markets Inc.,
144A	0.863(n)	08/04/20	125,000	124,896,666
144A	0.946(n)	12/01/20	87,000	86,828,538
144A	1.155(n)	09/03/20	112,000	111,866,720
144A	1.254(n)	07/17/20	95,000	94,946,484
144A	1.510(n)	09/02/20	70,000	69,916,875
144A	1.670(n)	11/02/20	78,200	78,096,164
144A	1.686(n)	09/01/20	91,500	91,391,898

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Commonwealth Bank of Australia,
144A, 1 Month LIBOR + 0.230%	1.094%(c)	09/09/20	8,800	$8,800,066
144A, 3 Month LIBOR + 0.120%	1.583(c)	12/03/20	26,000	25,987,895

Credit Suisse AG	1.214(n)	07/13/20	122,000	121,912,478
DNB Bank ASA,
144A, 1 Month LIBOR + 0.200%	0.867(c)	07/22/20	16,000	16,008,928
144A, 3 Month LIBOR + 0.040%	1.782(c)	02/05/21	95,000	95,022,040
Eli Lilly and Company,
144A	1.506(n)	07/01/20	35,000	34,958,589
144A	1.611(n)	09/01/20	161,000	160,504,782

Emerson Electric Co., 144A	2.057(n)	05/21/20	15,000	14,994,068
European Investment Bank	0.331(n)	11/02/20	98,000	97,860,759
Export Development Canada	1.648(n)	05/26/20	20,000	19,998,339

Export Development Canada	1.649(n)	06/01/20	35,000	34,997,293

Export Development Canada	1.649(n)	06/02/20	20,000	19,998,350

Exxon Mobil Corp.	0.751(n)	07/09/20	15,000	14,978,796

Exxon Mobil Corp.	1.600(n)	07/23/20	130,000	129,759,760

Exxon Mobil Corp.	1.604(n)	06/30/20	50,000	49,941,965

Exxon Mobil Corp.	2.014(n)	05/06/20	25,000	24,999,417

Exxon Mobil Corp.	2.045(n)	05/11/20	190,000	189,983,164
Federation Des Caisses Desjardins,
144A	0.451(n)	07/27/20	125,000	124,879,916
144A, 1 Month LIBOR + 0.250%	1.079(c)	08/14/20	53,000	53,015,993
144A, 3 Month LIBOR + 0.080%	1.275(c)	06/22/20	98,000	98,002,255
144A, 3 Month LIBOR + 0.090%	1.309(c)	07/15/20	67,000	66,991,939
144A	1.503(n)	05/22/20	8,445	8,444,040
144A	1.608(n)	07/17/20	50,000	49,961,000
144A	1.714(n)	07/30/20	50,000	49,948,812
144A	1.817(n)	07/09/20	13,000	12,991,583
144A	2.256(n)	05/01/20	25,000	24,999,958
144A	2.258(n)	05/14/20	95,750	95,745,346
144A	2.258(n)	05/15/20	19,500	19,498,944
144A	2.520(n)	07/20/20	75,000	74,937,562
GlaxoSmithKline LLC,
144A	1.556(n)	07/13/20	45,000	44,926,000
144A	2.360(n)	06/02/20	100,000	99,939,500
144A	2.406(n)	05/01/20	50,000	49,999,500
HSBC Bank PLC,
144A, 3 Month LIBOR + 0.230%	1.541(c)	10/13/20	6,000	5,999,466
144A, 3 Month LIBOR + 0.050%	1.697(c)	11/25/20	187,000	186,842,262

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Hydro-Quebec,
144A	0.411%(n)	10/20/20	125,000	$124,651,597
144A	0.486(n)	10/19/20	125,000	124,653,611
144A	1.606(n)	05/20/20	106,000	105,991,167
144A	1.606(n)	05/21/20	75,000	74,993,087
144A	1.668(n)	07/20/20	115,000	114,909,437

ING US Funding LLC	1.083(n)	07/01/20	147,000	146,924,050

ING US Funding LLC	1.284(n)	07/10/20	100,000	99,940,833

ING US Funding LLC, 144A, 3 Month LIBOR + 0.170%	1.365(c)	09/23/20	114,000	113,920,415

John Deere Capital Corp., 144A	1.455(n)	07/01/20	25,000	24,988,160
John Deere Ltd., 144A	1.605(n)	06/15/20	25,000	24,991,375
JPMorgan Securities LLC,
144A, 1 Month LIBOR + 0.130%	0.534(c)	11/30/20	100,000	99,618,026
144A, 1 Month LIBOR + 0.180%	1.009(c)	06/10/20	93,000	93,038,267
144A, 1 Month LIBOR + 0.320%	1.114(c)	07/16/20	18,000	17,993,527
144A, 1 Month LIBOR + 0.270%	1.252(c)	01/06/21	128,000	127,917,448
144A, 3 Month LIBOR + 0.220%	1.671(c)	10/02/20	113,000	112,962,634
144A, 3 Month LIBOR + 0.160%	1.852(c)	11/16/20	42,000	41,957,139
KFW,
144A	1.633(n)	06/12/20	225,000	224,952,163
144A	1.637(n)	05/05/20	59,000	58,999,345
144A	1.638(n)	05/27/20	50,000	49,995,762

Kingdom of Denmark	0.320(n)	07/21/20	41,700	41,666,471

Kingdom of Denmark	0.331(n)	10/28/20	92,000	91,731,255

Kingdom of Denmark	0.360(n)	07/27/20	90,000	89,917,940

Kingdom of Denmark	0.441(n)	10/20/20	145,000	144,595,853

Merck & Co., Inc., 144A	1.856(n)	06/01/20	75,000	74,944,200
Michigan state University Board of Trustee	1.050	05/06/20	18,400	18,402,576

Michigan state University Board of Trustee	1.750	05/12/20	15,174	15,178,983

Michigan state University Board of Trustee	1.950	05/08/20	11,470	11,473,785

Mitsubishi International Corp.	1.733(n)	06/24/20	61,000	60,963,374
National Australia Bank Ltd., 144A, 1 Month LIBOR + 0.180%	0.667(c)	06/25/20	137,000	136,967,257
Natixis SA	1.303(n)	06/03/20	26,000	25,995,752

Natixis SA	1.405(n)	07/06/20	192,000	191,894,586

Natixis SA	1.954(n)	05/04/20	160,000	159,998,560

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Nederlandse Waterschapsbank NV,
144A	1.687%(n)	05/04/20	50,000	$49,999,611
144A	2.213(n)	06/30/20	95,000	94,986,639
Nestle Capital Corp.,
144A	0.843(n)	10/13/20	100,000	99,907,778
144A	0.905(n)	11/12/20	41,000	40,949,105
144A	1.244(n)	06/25/20	50,000	49,993,078
144A	1.707(n)	06/16/20	104,000	103,991,175
144A	1.758(n)	06/18/20	125,000	124,987,920

Nestle Finance International Ltd., 144A	0.905(n)	11/12/20	25,000	24,968,967
Nordea Bank Abp, 144A	2.655(n)	05/01/20	108,000	107,999,655
Novartis Finance Corp.,
144A	1.632(n)	09/14/20	20,000	19,959,128
144A	1.637(n)	06/01/20	50,000	49,983,866
144A	1.638(n)	06/08/20	25,000	24,991,821
144A	1.640(n)	06/29/20	100,000	99,953,333
144A	1.708(n)	08/10/20	90,000	89,892,900
144A	1.963(n)	08/03/20	55,000	54,942,380
144A	1.994(n)	11/02/20	20,000	19,939,343
OMERS Finance Trust,
144A	0.450(n)	07/21/20	30,000	29,973,555
144A	0.500(n)	06/17/20	30,000	29,986,000
144A	1.252(n)	05/26/20	29,750	29,745,080
144A	1.405(n)	07/02/20	72,130	72,085,189
144A	1.627(n)	05/20/20	20,000	19,998,111
144A	1.637(n)	05/11/20	46,357	46,355,442
144A	1.637(n)	05/13/20	101,295	101,290,611
144A	1.667(n)	05/05/20	20,000	19,999,778
144A	1.667(n)	05/06/20	19,272	19,271,727
Ontario Teachers’ Finance Trust,
144A	0.501(n)	10/27/20	15,000	14,971,500
144A	0.601(n)	07/15/20	10,000	9,996,052
144A	0.601(n)	08/04/20	15,000	14,993,760
144A	0.704(n)	01/08/21	50,000	49,802,871
144A	0.904(n)	10/26/20	50,000	49,905,528
144A, 1 Month LIBOR + 0.190%	0.908(c)	06/19/20	135,750	135,737,918
144A, 1 Month LIBOR + 0.260%	1.054(c)	09/16/20	30,000	30,004,757
144A, 1 Month LIBOR + 0.280%	1.296(c)	09/22/20	50,000	50,010,439
144A	1.542(n)	10/19/20	35,000	34,936,455
144A	1.650(n)	06/23/20	38,960	38,945,390

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Ontario Teachers’ Finance Trust, (cont’d.)
144A	1.650%(n)	06/26/20	24,000	$23,990,880
144A	1.668(n)	05/13/20	42,000	41,997,543
144A	1.682(n)	07/09/20	90,000	89,964,475
144A	1.760(n)	09/03/20	10,000	9,992,300
PepsiCo, Inc.,
144A	1.873(n)	12/01/20	43,000	42,759,117
144A	2.027(n)	05/26/20	100,000	99,985,483
144A	2.060(n)	06/23/20	143,000	142,939,082
Pfizer, Inc.,
144A	1.647(n)	05/05/20	45,000	44,999,625
144A	1.659(n)	06/11/20	148,000	147,953,380
144A	2.341(n)	06/22/20	192,000	191,920,854

Port Authority of New York and New Jersey	1.080	05/04/20	12,420	12,421,366

Port Authority of New York and New Jersey	2.000	07/09/20	6,000	6,001,140

Procter & Gamble Co. (The), 144A	1.960(n)	06/17/20	200,000	199,925,334
Province of Alberta,
144A	0.581(n)	07/20/20	60,000	59,952,750
144A	0.701(n)	07/17/20	148,000	147,890,973
144A	1.454(n)	06/08/20	75,000	74,978,875
144A	1.506(n)	06/25/20	198,000	197,913,759
144A	1.627(n)	05/19/20	100,000	99,992,506
144A	1.636(n)	05/07/20	70,200	70,199,045
144A	1.637(n)	05/11/20	50,000	49,998,625
144A	1.648(n)	05/27/20	50,000	49,992,275
144A	1.756(n)	06/10/20	50,000	49,984,796

Province of British Columbia	0.401(n)	01/22/21	145,000	144,271,943

Province of British Columbia	0.481(n)	10/20/20	61,000	60,829,980

Province of Ontario	0.497(n)	10/19/20	200,000	199,828,000
Province of Quebec, 144A	1.152(n)	06/01/20	270,000	269,970,481
PSP Capital, Inc.,
144A, Secured Overnight Financing Rate + 0.140%	0.170(c)	11/06/20	50,000	49,904,358
144A, Secured Overnight Financing Rate + 0.250%	0.280(c)	08/07/20	55,000	54,963,731
144A	0.351(n)	10/27/20	50,000	49,905,000
144A	0.351(n)	10/28/20	25,000	24,952,111
144A	0.421(n)	10/23/20	205,000	204,619,155
144A	1.715(n)	07/21/20	7,000	6,996,700
Roche Holdings, Inc.,
144A	1.835(n)	05/18/20	50,000	49,996,650

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Roche Holdings, Inc., (cont’d.)
144A	1.836%(n)	05/29/20	50,000	$49,991,058
Royal Bank of Canada,
144A, Secured Overnight Financing Rate + 0.220%	0.230(c)	01/22/21	76,000	75,624,570
144A, US Federal Funds Effective Rate + 0.360%	0.400(c)	07/31/20	61,500	61,471,478

Sanofi SA, 144A	0.731(n)	06/16/20	40,000	39,982,297
Schlumberger Investment SA, 144A	1.637(n)	05/22/20	42,000	41,962,655
Shell International Finance BV, 144A	2.635(n)	10/05/20	156,000	155,128,419
Skandinaviska Enskilda Banken AB,
144A	1.434(n)	06/08/20	45,000	44,989,031
144A	1.434(n)	06/16/20	25,000	24,992,232
State of the Netherlands,
144A	0.330(n)	08/31/20	75,000	74,848,556
144A	0.380(n)	07/24/20	115,000	114,868,852
Svenska Handelsbanken,
144A, 1 Month LIBOR + 0.250%	0.654(c)	12/31/20	10,000	9,975,710
144A	1.608(n)	07/27/20	30,000	29,977,487
Total Capital Canada Ltd.,
144A	1.053(n)	07/27/20	38,000	37,868,098
144A	1.556(n)	07/14/20	146,000	145,587,854
144A	2.051(n)	07/07/20	75,000	74,813,000
144A	2.051(n)	07/08/20	50,000	49,873,021
144A	2.128(n)	07/06/20	120,000	119,706,317

Toyota Credit Canada, Inc., 1 Month LIBOR + 0.050%	0.914(c)	05/04/20	100,000	100,012,395
Toyota Finance Australia Ltd., 3 Month LIBOR + 0.080%	0.967(c)	10/23/20	38,000	37,928,408
Toyota Motor Credit Corp.	2.328(n)	07/27/20	80,000	79,766,702
Toyota Motor Finance (Netherlands) BV, 1 Month LIBOR + 0.230%	1.059(c)	05/07/20	25,000	25,005,372
UBS AG, 144A, 3 Month LIBOR + 0.200%	1.780(c)	11/30/20	111,000	110,999,953
Unilever Capital Corp., 144A	2.260(n)	05/26/20	225,000	224,969,611
University of North Carolina Board of Governors	1.930	05/11/20	10,000	10,004,307

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Walmart, Inc., 144A	1.253%(n)	06/01/20	120,000	$119,974,720

Total Commercial Paper (cost $14,214,508,767)				14,231,235,939
Corporate Bonds 2.6%
Auto Manufacturers 0.6%
BMW US Capital LLC,
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.074(c)	08/14/20	49,839	49,612,302
Gtd. Notes, 144A	3.250	08/14/20	10,000	10,006,009
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate+ 0.400%	0.410(c)	10/23/20	15,000	14,911,802
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.200% (Cap N/A, Floor 0.000%)	1.663(c)	06/03/20	12,000	11,992,257
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.070% (Cap N/A, Floor 0.000%)	1.753(c)	05/22/20	100,000	99,990,270
				186,512,640
Banks 1.9%
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	1.651(c)	07/13/20	30,000	29,978,296
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	2.100	10/05/20	40,000	40,232,820
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.300%	1.435(c)	10/20/20	11,710	11,708,227
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.083(c)	05/01/20	44,000	44,000,000
Sr. Unsec’d. Notes	2.100	06/12/20	25,000	25,005,371
Sr. Unsec’d. Notes	2.125	10/20/20	40,000	40,154,700
Sr. Unsec’d. Notes	3.050	05/01/20	40,000	40,000,000

Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A, MTN	2.250	10/30/20	20,000	20,120,496
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	1.048(c)	06/11/20	40,000	40,006,172
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580% (Cap N/A, Floor 0.000%)	1.579(c)	06/08/20	56,201	56,219,771
US Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	1.270(c)	07/24/20	35,000	35,008,833

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, 1 Month LIBOR + 0.220%	1.034%(c)	07/15/20	165,000	$164,745,067
Sr. Unsec’d. Notes	2.600	01/15/21	62,900	63,537,758
				610,717,511
Insurance 0.1%
New York Life Global Funding, Sec’d. Notes, 144A, 3 Month LIBOR + 0.160%	1.593(c)	10/01/20	27,560	27,535,951
Principal Life Global Funding II,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.330%	1.910(c)	03/02/21	13,000	12,904,721
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	1.532(c)	06/26/20	4,000	4,001,870
				44,442,542

Total Corporate Bonds (cost $841,349,155)				841,672,693
Municipal Bonds 0.5%
Maryland 0.0%
Maryland Health & Higher Educational Facilities Authority, Revenue, Johns Hopkins University, Series A	0.170(cc)	07/01/36	8,490	8,490,000
Massachusetts 0.1%
Massachusetts Health & Educational Facilities Authority, Revenue, Massachusetts Institute of Technology, Series J-1	0.200(cc)	07/01/31	26,085	26,085,000
Ohio 0.1%
Franklin County Hospital Revenue,
Nationwide Hospital Project, Series B	0.150(cc)	11/01/40	15,000	15,000,000
Ohio Health Corporation, Series D, Refunding	0.230(cc)	11/15/33	21,200	21,200,000
				36,200,000
Texas 0.2%
University of Texas System (The), Revenue,
Series A	0.200(cc)	07/01/37	24,090	24,090,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
University of Texas System (The), Revenue, (cont’d.)
Series B, Refunding	0.170%(cc)	08/01/25	17,740	$17,740,000
Subseries G2, Refunding	0.400(cc)	08/01/45	20,535	20,535,000
				62,365,000
Utah 0.1%
Murray City Hospital Revenue,
IHC Health Services Incorporate, Series A	0.180(cc)	05/15/36	15,000	15,000,000
IHC Health Services Incorporate, Series B	0.180(cc)	05/15/36	30,000	30,000,000
				45,000,000
Total Municipal Bonds (cost $178,140,000)				178,140,000

Repurchase Agreements(m) 10.5%
Amherst Pierpont Securities LLC,
0.05%, dated 04/29/20, due 05/06/20 in the amount of $125,001,215	125,000	125,000,000
0.05%, dated 04/30/20, due 05/01/20 in the amount of $300,000,417	300,000	300,000,000
0.06%, dated 04/30/20, due 05/07/20 in the amount of $125,001,458	125,000	125,000,000
Bank of America Securities, Inc.,
0.03%, dated 04/30/20, due 05/01/20 in the amount of $150,000,125	150,000	150,000,000
0.04%, dated 04/30/20, due 05/01/20 in the amount of $75,791,084	75,791	75,791,000
BNP Paribas SA,
0.03%, dated 04/30/20, due 05/01/20 in the amount of $373,844,312	373,844	373,844,000
0.05%, dated 04/30/20, due 05/01/20 in the amount of $300,000,417	300,000	300,000,000
CF Secured LLC,
0.03%, dated 04/30/20, due 05/01/20 in the amount of $300,000,250	300,000	300,000,000
0.05%, dated 04/30/20, due 05/01/20 in the amount of $300,000,417	300,000	300,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	PrincipalAmount (000)#	Value
Repurchase Agreements (Continued)

Credit Agricole Corporate & Investment Bank, 0.03%, dated 04/30/20, due 05/01/20 in the amount of $150,000,125	150,000	$150,000,000
NatWest Markets Securities, Inc., 0.05%, dated 04/30/20, due 05/07/20 in the amount of $125,001,215	125,000	125,000,000
Nomura Securities International, Inc., 0.04%, dated 04/30/20, due 05/01/20 in the amount of $600,000,667	600,000	600,000,000
State Street Bank & Trust Co., 0.03%, dated 04/30/20, due 05/01/20 in the amount of $250,001,042	250,000	250,000,000
TD Securities LLC, 0.04%, dated 04/30/20, due 05/01/20 in the amount of $227,000,252	227,000	227,000,000
Total Repurchase Agreements (cost $3,401,635,000)		3,401,635,000

	Interest Rate	Maturity Date
Sovereign Bond 0.0%
Province of Ontario (Canada) Sr. Unsec’d. Notes (cost $5,999,687)	1.875%	05/21/20	6,000	6,003,585
Time Deposit 0.5%
Australia & New Zealand Banking Group (cost $160,000,000)	1.750	05/11/20	160,000	160,000,000
U.S. Government Agency Obligations 2.2%
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.040% (Cap N/A, Floor 0.000%)	0.050(c)	02/09/21	21,000	20,967,217
Federal Farm Credit Bank, US Treasury 3 Month Bill Money Market Yield + 0.110% (Cap N/A, Floor 0.000%)	0.230(c)	08/04/20	100,000	99,980,199
Federal Farm Credit Bank	0.500(n)	05/14/20	79,000	78,997,433
Federal Farm Credit Bank, 1 Month LIBOR + 0.010% (Cap N/A, Floor 0.000%)	1.003(c)	07/02/20	133,000	133,016,423
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.130% (Cap N/A, Floor 0.000%)	0.140(c)	10/16/20	27,000	27,010,005
Federal Home Loan Bank	0.515(n)	05/08/20	131,000	130,997,707

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.829%(c)	05/10/21	225,000	$225,075,350

Total U.S. Government Agency Obligations (cost $715,965,926)				716,044,334
U.S. Treasury Obligations(n) 21.0%
U.S. Cash Management Bill	0.118	07/14/20	514,000	513,910,194
U.S. Cash Management Bill	0.121	06/23/20	290,000	289,957,306
U.S. Cash Management Bill	0.129	06/16/20	238,000	237,971,871
U.S. Cash Management Bill	0.146	09/08/20	164,000	163,920,050
U.S. Cash Management Bill	0.200	07/21/20	85,000	84,981,831
U.S. Cash Management Bill	0.245	09/15/20	161,000	160,929,540
U.S. Treasury Bills	0.079	07/02/20	750,000	749,872,447
U.S. Treasury Bills	0.085	06/02/20	906,000	905,925,382
U.S. Treasury Bills	0.092	05/21/20	150,000	149,991,875
U.S. Treasury Bills	0.095	05/26/20	322,000	321,980,435
U.S. Treasury Bills	0.097	08/20/20	137,000	136,952,477
U.S. Treasury Bills	0.107	06/11/20	150,000	149,982,489
U.S. Treasury Bills	0.126	06/04/20	350,000	349,967,772
U.S. Treasury Bills	0.127	07/09/20	175,000	174,967,716
U.S. Treasury Bills	0.140	10/01/20	464,000	463,778,148
U.S. Treasury Bills	0.145	05/19/20	629,000	628,973,657
U.S. Treasury Bills	0.151	05/07/20	219,000	218,998,130
U.S. Treasury Bills	0.168	05/12/20	824,000	823,984,575
U.S. Treasury Bills	0.233	06/09/20	311,000	310,969,678

Total U.S. Treasury Obligations (cost $6,837,699,456)				6,838,015,573

TOTAL INVESTMENTS 101.6% (cost $33,022,746,019)				33,041,441,625
Liabilities in excess of other assets (1.6)%				(529,409,067)

Net Assets 100.0%				$32,512,032,558

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FCSB	First State Community Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TVA	Tennessee Valley Authority

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Repurchase agreements are collateralized by FCSB (coupon rates 1.810%-2.960%, maturity dates 07/07/31-03/09/33), FHLB (coupon rates 0.500%-5.500%, maturity dates 04/14/25-03/30/37), FHLMC (coupon rates 0.000%-7.000%, maturity dates 05/01/21-04/01/50), FNMA (coupon rates 0.000%-7.500%, maturity dates 06/01/22-03/01/50), GNMA (coupon rates 2.500%-7.500%, maturity dates 06/15/23-03/20/70), TVA (coupon rates 3.500%-5.375%, maturity dates 12/15/42-09/15/65), World Bank (coupon rate 2.200%, maturity date 09/23/24), and U.S. Treasury Securities (coupon rates 0.000%-6.125%, maturity dates 05/05/20-02/15/50), with the aggregate value, including accrued interest, of $3,470,229,672.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).